Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Non-current assets
Property and equipment, net	$ 50,135	$ 5,897
Right-of-use assets, net	187,969	35,685
Rental deposits	57,229	48,350
Total non-current assets	295,333	89,932
Current assets
Financial assets at fair value through profit or loss	13,779,649	43,194,607
Digital assets	221,162,809	126,468,184
Prepayments and other receivables, net	4,613,955	85,373
Cash and cash equivalents	6,919,869	4,880,413
Total current assets	246,476,282	174,628,577
Total assets	246,771,615	174,718,509
Equity
Share capital	3,950	3,725
Additional paid-in capital	40,905,569	38,655,794
Treasury shares	(435,943)	(435,943)
Other reserve	24,512,685	22,832,647
Accumulated deficit	(28,030,528)	(43,925,283)
Accumulated other comprehensive (loss) income	(397,204)	(279,765)
Total equity	36,558,529	16,851,175
Non-current liabilities
Lease liabilities - non-current	22,868
Total non-current liabilities	22,868
Current liabilities
Digital assets payable	138,224,157	71,437,331
Digital assets payable – related party	10,702,814	8,926,859
Payable to customers	53,141,585	24,092,839
Payable to customers – related party	691,588	41,634,975
Accounts and other payables	7,014,157	11,508,989
Taxes payable	226,096	226,096
Lease liabilities	189,821	40,245
Total current liabilities	210,190,218	157,867,334
Total liabilities	210,213,086	157,867,334
Total liabilities and equity	$ 246,771,615	$ 174,718,509